Taxation	12 Months Ended
Jun. 30, 2024
Taxation [Abstract]
Taxation
13.	Taxation

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

Subsidiaries in the BVI are exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

Hong Kong

Hong Kong profits tax rate is 16.5% up to April 1, 2018. When the two-tiered profits tax regime took effect on April 1, 2018, the applicable Hong Kong profits tax rate is 8.25% for assessable profits on the first HK$2,000 and 16.5% for any assessable profits in excess of HK$2,000. During the years ended June 30, 2022, 2023 and 2024, Hong Kong profits tax was not provided as there were no taxable profits deriving from Hong Kong.

PRC

Under the PRC Enterprise Income Tax Law (“EIT Law”), the standard enterprise income tax rate is 25%. Entities qualifying as High and New Technology Enterprises (“HNTE”) qualify for a preferential tax rate of 15% subject to a requirement that they re-apply for HNTE status every three years. The WFOE qualified as a HNTE in the calendar year 2022 and is eligible for a preferential enterprise income tax rate of 15% as a “high and new technology enterprise” under the EIT Law from the period of 2022 to 2025

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non-PRC company is located”. Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

Withholding tax on undistributed earnings

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside the PRC, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within the PRC or if the received dividends have no connection with the establishment or place of such immediate holding company within the PRC, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with the PRC. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in the PRC to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5%. As of June 30, 2022, and 2023, the Group did not record any withholding tax on undistributed earnings as the PRC entities were still in accumulated deficit position. To the extent that subsidiaries and the consolidated VIE (including its subsidiaries) of the Group have undistributed earnings, the Group will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings.

During the year ended June 30, 2024, the WFOE 1, an onshore subsidiary of the Group, distributed a portion of its retained earnings of approximate US$5,263 to its immediate holding company, Witty Digital Technology Limited (“Witty Digital”), an offshore subsidiary of the Group. Because Witty Digital was regarded as a PRC non-resident and the dividend paid to Witty Digital was subject to the PRC withholding tax at the rate of 5%, the Group paid a withholding tax of approximate US$263 to the PRC tax bureau in the year ended June 30, 2024. With respect to the WFOE 1’s remaining undistributed retained earnings as of June 30, 2024, as the Group expected the earnings will be distributed to Witty Digital in the foreseeable future, an amount of RMB11,625 withholding tax expenses was accrued accordingly.

The following table sets forth the component of income tax expenses of the Group for the years ended June 30, 2022, 2023 and 2024:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Current tax expense	(19,796)	(23,769)	(18,466)
Deferred tax benefit/(expense)	1,446	2,084	(12,862)
Income tax expense	(18,350)	(21,685)	(31,328)

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rates:

	For the years ended June 30,
	2022	2023	2024

Statutory income tax rate in PRC	25.0%	25.0%	25.0%
Effect of income tax exemptions and preferential tax rates	-	11.8%	(8.3)%
Effect of income tax rate difference in other jurisdictions	-	-	1.9%
Effect of PRC withholding tax	-	-	1.0%
Permanent differences	(24.6)%	(35.5)%	(3.0)%
Changes in valuation allowance	(8.8)%	(26.2)%	(9.1)%
Effective tax rate	(8.4)%	(24.9)%	7.5%

Deferred tax assets and liabilities

	As of June 30,
	2023	2024
	RMB	RMB

Deferred tax assets:
Allowances of credit losses	790	28
Operating lease liabilities	18,611	11,948
Deductible temporary difference related to advertising expenses	44,843	16,185
Net operating tax losses carried forward	49,581	38,430
Subtotal	113,825	66,591
Less: valuation allowance	(94,975)	(55,144)
Total deferred tax assets, net	18,850	11,447

	As of June 30,
	2023	2024
	RMB	RMB

Deferred tax liabilities:
Operating lease right-of-use assets	16,766	10,600
Withholding tax on undistributed earnings	-	11,625
Total deferred tax liabilities	16,766	22,225

The tax losses of the Group expire over different time intervals depending on the local jurisdiction. All the PRC entities’ expiration periods for tax losses were five years. As of June 30, 2024, certain entities of the Group had net operating tax losses carried forward, which if not utilized, will expire as follows:

2024
RMB

Loss expiring for the year ended December 31, 2024	-
Loss expiring for the year ended December 31, 2025	-
Loss expiring for the year ended December 31, 2026	29,900
Loss expiring for the year ended December 31, 2027	56,782
Loss expiring for the year ended December 31, 2028	81,800
Loss expiring for the year ended December 31, 2029	-
Loss expiring for the year ended December 31, 2030	-
Loss expiring for the year ended December 31, 2031	-
Loss expiring for the year ended December 31, 2032	-
Loss expiring for the year ended December 31, 2033 and thereafter	5,850
Subtotal	174,332

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated equity, existence of taxable temporary differences and reversal periods.

Changes in valuation allowance are as follows:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Balance at beginning of the year	(65,235)	(84,406)	(94,975)
(Additions)/Reversal	(19,171)	(10,569)	39,831
Balance at end of the year	(84,406)	(94,975)	(55,144)

The major jurisdiction in which the Group is subject to potential examination is the PRC. In general, the PRC tax authorities have up to five years and in certain cases up to ten years to conduct examinations of the tax filings of the Group. All these related tax years remain subject to examination by the PRC tax authorities potentially.